Other Expense, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment [Line Items]
Interest Income	$ 48.4	$ 30.6	$ 47.7
Interest Expense	(469.6)	(414.9)	(479.9)
Other Items, Net	(4.1)	(15.5)	16.4
Other Expense, Net	(425.3)	(399.8)	(415.8)
Fees Associated with Short-term Financing Commitments	22.0
Costs associated with entering into interest rate swap arrangements		7.5
Losses on Extinguishment of Debt	9.0	$ 12.0
Gain on Sale of Investments	12.5		$ 9.0
Proceeds from Divestiture of Interest in Joint Venture	65.0
Joint Venture [Member]
Investment [Line Items]
Gain on Sale of Investments	$ 8.0